Accounts Receivables - Disclosure of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 74,917	¥ 54,160
Impairment provision on individual basis	998	598
Impairment provision	1,891	816
Loss allowance	2,889	1,414	¥ 1,140	¥ 2,431
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	68,951	49,185
Impairment provision on individual basis	¥ 0	¥ 0
Weighted - average loss rate	1.10%	0.10%
Impairment provision	¥ 803	¥ 55
Loss allowance	803	55
Within 1 year [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,951	3,153
Impairment provision on individual basis	¥ 380	¥ 26
Weighted - average loss rate	1.10%	1.60%
Impairment provision	¥ 38	¥ 50
Loss allowance	418	76
Between 1 to 2 years [Member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	476	648
Impairment provision on individual basis	¥ 0	¥ 153
Weighted - average loss rate	55.30%	25.50%
Impairment provision	¥ 263	¥ 126
Loss allowance	263	279
Between 2 and 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	522	329
Impairment provision on individual basis	¥ 172	¥ 67
Weighted - average loss rate	70.30%	45.00%
Impairment provision	¥ 246	¥ 118
Loss allowance	418	185
Over 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,017	845
Impairment provision on individual basis	¥ 446	¥ 352
Weighted - average loss rate	94.70%	94.70%
Impairment provision	¥ 541	¥ 467
Loss allowance	¥ 987	¥ 819